Prepayment and other current assets	12 Months Ended
Dec. 31, 2017
Prepayment and other current assets
Prepayment and other current assets
8.	Prepayment and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2016	2017
	RMB	RMB
Third-party platform funds receivable (i)	-	91,747
VAT prepayments	-	62,496
Supplier rebates receivables	71,547	49,909
Receivable from a third party	29,500	-
Interest receivable	27,997	8,928
Prepaid taxes related with overseas purchase	15,367	31,470
Prepaid vendors deposits	10,709	16,427
Prepaid advertising fees	9,361	16,775
Prepaid rental fees	7,895	9,656
Rebate receivable from third-party online payment platforms	10,664	-
Receivables related to employee share options exercise	469	-
Other receivables	14,358	7,287
Total	197,867	294,695

(i)	This balance represents cash deposits from Jiedian customers that use its portable power banks, held by third-party on-line payment service providers.